Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

3. STOCK-BASED COMPENSATION

At September 24, 2014, options to purchase 3,554,926 shares of common stock were outstanding, including 2,161,184 vested and 1,393,742 unvested. Unvested options vest over time, or upon our achieving annual financial goals. However, upon a change in control, the board may accelerate vesting. At September 24, 2014, 2,062,442 premium options remained outstanding. For the thirty-nine weeks ended September 24, 2014, there was one exercise of stock options for 739 shares. In connection with the completion of our IPO, we granted options to purchase 223,183 shares of our common stock with an exercise price of $15.00, the IPO price and fair market value as of the date of grant, to selected employees who are not our executive officers. We expect to incur approximately $1.3 million of stock-based compensation expense in connection with these grants, which we will expense over four years.

In addition, in connection with the completion of our IPO, we granted two of our directors restricted grants for 3,333 shares each, equivalent to $50,000 divided by our public offering price. These grants vest based on continued service over three years. Based on our share price when the grants were consummated, we expect to incur approximately $330,000 of stock-based compensation expense as the grants vest.

At September 24, 2014, we had total unrecognized compensation expense of $2.3 million, related to unvested stock options and restricted shares, which we expect to recognize over a weighted-average period of 1.2 years.

12. STOCK-BASED COMPENSATION

As of December 25, 2013 and December 26, 2012, options to purchase 3,338,096 and 3,472,539 shares, respectively, of common stock of the Company were outstanding. Included in the December 25, 2013 amount are 1,709,748 options that are fully vested. The remaining options vest over time or upon the Company’s attaining annual financial goals. However, upon the occurrence of an initial public offering or a change in control of the Company, the vesting may be accelerated as deemed appropriate at the sole discretion of the board. In fiscal 2013 and 2012, the Company granted 535,238 and 2,126,677 options with an exercise price of $5.84 which is greater than the fair value of the common stock on the date of grant. The options generally expire 10 years from the date of grant. As of December 25, 2013, 2,062,448 premium options remain outstanding. In fiscal 2013 and 2012, the Company granted 267,619 and 1,063,343 options with an exercise price equal to the fair value of the common stock on the date of grant. Of the total options granted in fiscal 2013 and 2012, 50% are performance based and vest according to whether certain financial targets are met, and the remaining 50% vest over four and three years, respectively.

Changes in stock options for the years ended December 25, 2013 and December 26, 2012 are as follows:

	Shares	Weighted- Average Exercise Price
Outstanding—December 28, 2011	576,370	$9.74
Grants	3,190,019	4.77
Exercised	(8,093)	1.18
Forfeited, cancelled or expired	(285,757)	9.23
Outstanding—December 26, 2012	3,472,539	5.23
Grants	802,857	5.25
Exercised	—	—
Forfeited, cancelled or expired	(937,300)	4.98
Outstanding—December 25, 2013	3,338,096	$5.31
Vested and expected to vest at December 25, 2013	3,338,096	$5.31
Exercisable at December 25, 2013	1,709,748	$5.36

Stock options at December 25, 2013 are summarized as follows:

Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$1.81 – $ 4.09	1,057,279	8.43	$2.98	533,551	$2.69
5.84 – 10.09	2,157,703	8.32	6.02	1,110,247	6.20
12.71 – 12.72	123,113	3.02	12.71	65,950	12.71
$1.81 – $12.72	3,338,096	8.16	$5.31	1,709,748	$5.36

The intrinsic value of options outstanding and options exercisable, calculated as the difference between the market value as of December 25, 2013 and the exercise price, are $13.9 million and $7.1 million, respectively.

Options are accounted for as follows:

Employee Options

The Company expenses the estimated fair value of employee stock options and similar awards based on the grant-date fair value of the award. For options that are based on a service requirement, the cost is recognized on a straight-line basis over the period during which an employee is required to provide service, usually the vesting period. The options granted in fiscal 2012 had a three year vesting period while the options granted in fiscal 2013 had a four year vesting period. For options that are based on a performance requirement, the cost is recognized over the period which the performance criteria relate to. The Company has authorized 5,521,037 shares of common stock for issuance in connection with stock options. As of December 25, 2013, 503,124 were available for grant.

In order to meet the fair value measurement objective, the Company utilizes the Black-Scholes option-pricing model to value compensation expense for share-based awards and has developed estimates of various inputs including forfeiture rate, expected term life, expected volatility, and risk-free interest rate. The forfeiture rate is based on historical rates and reduces the compensation expense recognized. The expected term of options granted is derived from the simplified method. The risk-free interest rate is based on the implied yield on a U.S. Treasury constant maturity with a remaining term equal to the expected term of the Company’s employee stock options. Expected volatility is based on the comparative industry entity data. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero for option valuation. The volatility factor was determined based on four publicly-traded companies which are in the same market category as the Company. The peer companies were selected based on similarity of market capitalization, size and certain operating characteristics. The calculated volatility was established by taking the historical daily closing values prior to grant date, over a period equal to the expected term, for each of the peer companies.

The weighted-average estimated fair value of employee stock options granted during the year ended December 25, 2013 was $1.40 per share using the Black-Scholes model with the following weighted-average assumptions used to value the option grants: Expected volatility of 40.6%; Expected life of 6.25; Risk-free interest rates of 1.15% to 1.99%; and expected dividends—0%.

The weighted-average estimated fair value of employee stock options granted during the year ended December 26, 2012 was $0.60 per share using the Black-Scholes model with the following weighted-average assumptions used to value the option grants: Expected volatility of 39.0%; Expected life—5.75 years; Risk-free interest rates—1.02%; and expected dividends—0%.

During the years ended December 25, 2013 and December 26, 2012, the Company recognized share-based compensation expense of $822,000 and $860,000, respectively. These expenses were included in general and administrative expenses consistent with the salary expense for the related optionees in the accompanying consolidated statements of operations.

As of December 25, 2013, there was total unrecognized compensation expense of $860,000 related to unvested stock options which the Company expects to recognize over a weighted average period of 1.8 years.

The Company has a Stockholders Agreement that provides that, under certain circumstances, certain management holders of shares, including shares acquired from exercise of option awards, can put such shares to the Company at fair market value. Because the events that could trigger the right to put are not within the control of the management holders, such option awards are classified as liabilities only when the condition that could trigger the put right is probable of occurring. As of December 25, 2013, the Company concluded that the contingent events are not probable and therefore the option awards are classified as equity. The Company’s Stockholders Agreement also provides the Company with call rights if a management holder leaves the Company for various reasons. The Company has sufficient authorized capital, has the ability to deliver shares, and does not have a practice of repurchasing shares for cash. Upon the completion of a qualified initial public offering, the related shares will no longer be puttable or callable.